Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	12,500,000	12,500,000	12,500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	4,457,444	2,808,071	2,021,236
Common stock, shares outstanding	4,457,444	2,808,071	2,021,236
Series B Preferred Stock [Member]
Preferred stock, par value		$ 0.00001	$ 0.00001
Preferred stock, shares authorized	500	500	500
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0